Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Schedule of defined benefit plan expense recognized in profit or loss
	December 31, 2020	December 31, 2019	December 31, 2018
Salaries	1,260,359	1,832,382	2,542,952
Pension costs	156,843	130,792	108,978
Other social benefits	116,290	217,448	188,138
Share based payments costs	351,401	226,601	27,730
Other personnel expenditures	47,295	(22,973)	(130,895)
Total employee benefits	1,932,188	2,384,250	2,736,903

Disclosure of net defined benefit liability (asset) [text block]
	2020	2019
Defined benefit obligation at January 1	3,087,947	3,085,625
Service costs	151,624	138,580
Plan participants’ contribution	76,032	107,618
Interest cost	9,482	27,335
Actuarial losses	58,912	145,385
Transfer-out amounts	(201,310)	(445,457)
Transfer-in amounts of new employees	346,915	28,861
Defined benefit obligation at December 31	3,529,602	3,087,947
	2020	2019
Fair value of plan assets at January 1	2,327,500	2,437,338
Interest income	7,429	22,198
Return on plan assets excluding interest income	32,794	73,375
Employer contributions	76,032	107,618
Plan participants’ contributions	76,032	107,618
Transfer-out amounts	(201,310)	(445,457)
Transfer-in amounts of new employees	346,915	28,861
Administration expense	(3,166)	(4,051)
Fair value of plan assets at December 31	2,662,226	2,327,500
	December 31, 2020	December 31, 2019
Present value of funded defined benefit obligation	3,529,602	3,087,947
Fair value of plan assets	(2,662,226)	(2,327,500)
Net defined benefit liability	867,376	760,447

Disclosure of defined benefit plans [text block]
	2020	2019	2018
Service cost	151,624	138,580	90,162
Net interest expense	2,053	5,137	14,541
Administration expense	3,166	4,051	6,009
Total defined costs for the year recognized in profit or loss	156,843	147,768	110,712
	2020	2019	2018
Actuarial loss (gain) arising from changes in financial assumptions	13,031	360,541	(119,117)
Actuarial loss arising from experience adjustments	45,881	(215,156)	(1,792,265)
Actuarial gain arising from demographic assumptions	—	—	—
Return on plan assets excluding interest income	(32,794)	(73,375)	634,190
Total defined benefit cost for the year recognized in the other comprehensive loss	26,118	72,010	(1,277,192)
At December 31	2020	2019	2018
Discount rate	0.20%	0.30%	0.95%
Future salary increase	0.60%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG2015G

Disclosure of sensitivity analysis for actuarial assumptions [text block]
December 31,	2020	2019
Change in assumption	0.25% increase	0.25% increase
Discount rate	(166,228)	(148,884)
Salary increase	13,602	14,395
Pension indexation	88,460	74,976
Change in assumption	+ 1 year	+ 1 year
Life expectancy	88,215	73,484